Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred tax assets (Current assets)	¥ 107,058	¥ 61,512
Deferred tax assets (Non-current investments and other assets)	261,434	237,427
Other current liabilities	(47)	(29)
Other long-term liabilities	(10,187)	(12,532)
Net deferred tax assets	¥ 358,258	¥ 286,378